Fees Summary	Sep. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,090,000
Previously Paid Amount	0.00
Total Fee Amount	702.93
Total Offset Amount	0.00
Net Fee	702.93
Narrative - Max Aggregate Offering Price	$ 5,090,000
Final Prospectus	true